Investments in Associates and Joint Ventures - Investment of Smart in AFPI - Additional Information (Details) - PHP (₱) ₱ / shares in Units, ₱ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022
Metro Pacific Investments Corporation and Ayala Group [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Description of service concession arrangement		MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.
AF Payments, Inc. [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration	₱ 503
Subscription Price Per Share	₱ 1
Proportion of ownership interest in associate	20.00%	20.00%	20.00%
AF Payments, Inc. [Member] | Series B Preferred Stock
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Shares Subscribed	503